14. Shareholder's Equity (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants Outstanding
Exercised
Granted		310,000
Range of Exercise Prices
Beginning Balance Minimum		$ 35.00
Beginning Balance Maximum		$ 54.00
Granted		$ 3.00
Weighted Average Remaining Life in Years
Beginning Balance		3 years
Granted		4 years 2 months 12 days
Weighted Average Exercise Price
Beginning Balance		$ 11.77	$ 46.00
Exercised
Ending Balance		$ 11.77	$ 46.00
Weighted Average Remaining Life in Years
Beginning Balance		2 years 7 months 6 days
Granted		4 years 2 months 12 days
Warrant [Member]
Warrants Outstanding
Beginning Balance	518,069	1,322,852	595,302
Canceled	198	(978,700)
Exercised			0
Granted		173,917	157,633
Ending Balance	517,871	518,069	1,322,852
Range of Exercise Prices
Beginning Balance Minimum	$ 3.00	$ 30.00	$ 65.00
Beginning Balance Maximum	$ 200.00	$ 200.00	$ 200.00
Canceled		$ 30.00
Exercised
Granted		$ 3.00	$ 38.00
Ending Balance Minimum	$ 3.00	$ 3.00	$ 30.00
Ending Balance Maximum	$ 200.00	$ 200.00	$ 200.00
Weighted Average Remaining Life in Years
Beginning Balance	3 years 3 months 18 days	3 years 2 months 12 days	3 years 2 months 12 days
Granted	0 years	4 years 2 months 12 days	4 years 3 months 18 days
Ending Balance	3 years	3 years 3 months 18 days	3 years 2 months 12 days
Weighted Average Exercise Price
Beginning Balance	$ 44.01	$ 44.07	$ 40.00	$ 200.00
Canceled	$ 200.00	$ 30.00
Exercised
Granted		$ 3.00
Ending Balance	$ 44.01	$ 44.07	$ 40.00	$ 200.00
Warrants Exercisable
Beginning Balance	503,069	1,269,102	595,302
Cancelled	198	(939,950)
Exercised			0
Granted		173,917	103,883
Ending Balance	502,871	503,069	1,269,102
Weighted Average Remaining Life in Years
Beginning Balance	3 years 3 months 18 days	3 years 2 months 12 days	3 years 2 months 12 days
Granted	0 years	4 years 2 months 12 days	4 years 3 months 18 days
Ending Balance	3 years	3 years 3 months 18 days	3 years 2 months 12 days
Weighted Average Exercise Price
Beginning Balance	$ 44.07	$ 38.00	$ 200.00
Canceled	200.00	30.00
Exercised
Granted		$ 3.00
Ending Balance	$ 44.01	$ 44.07	$ 38.00